--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

         REGISTRATION STATEMENT 33-4424 UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 21


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 24



                      VANGUARD CONVERTIBLE SECURITIES FUND
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON MARCH 17, 2000, PURSUANT TO PARAGRAPH (B) OF RULE 485.


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 VANGUARD(R)
                                                                 CONVERTIBLE
                                                                 SECURITIES FUND

                                                                 Prospectus
                                                                 March 17, 2000

This prospectus contains
financial data for the
Fund through the
fiscal year ended
November 30, 1999


                                                        [A MEMBER OF
                                                        THE VANGUARD GROUP LOGO]

VANGUARD CONVERTIBLE SECURITIES FUND
Prospectus

March 17, 2000

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------
 1  FUND PROFILE                         13  FINANCIAL HIGHLIGHTS
 4  ADDITIONAL INFORMATION               15  INVESTING WITH VANGUARD
 4  A WORD ABOUT RISK                        15  SERVICES AND ACCOUNT FEATURES
 4  WHO SHOULD INVEST                        15  TYPES OF ACCOUNTS
 5  PRIMARY INVESTMENT STRATEGIES            17  BUYING SHARES
 9  THE FUND AND VANGUARD                    19  REDEEMING SHARES
10  INVESTMENT ADVISER                       22  TRANSFERRING REGISTRATION
10  DIVIDENDS, CAPITAL GAINS, AND TAXES      23  FUND AND ACCOUNT UPDATES
12  SHARE PRICE                          GLOSSARY (inside back cover)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of Vanguard Convertible Securities Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
-------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

FUND PROFILE

The following profile summarizes key features of Vanguard Convertible Securities Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income and long-term growth of capital.

INVESTMENT STRATEGIES

The Fund invests mainly in convertible securities, which are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock, as well as debt securities with warrants attached. Convertible securities tend to have credit ratings that are below investment-grade.

PRIMARY RISKS

THE FUND IS SUBJECT TO SEVERAL RISKS, ANY OF WHICH COULD CAUSE INVESTORS TO LOSE MONEY. These include:

- Interest rate risk, which is the chance that prices of convertible securities will decline over short or even long periods due to rising interest rates. The market value of a convertible security is particularly sensitive to changes in interest rates when the convertible security's predetermined conversion price is much higher than the price of the issuing company's common stock.

- Stock market risk, which is the chance that prices of convertible securities will decline over short or even long periods due to a general decline in the stock market. The market value of a convertible security is particularly sensitive to changes in the price of the issuer's common stock when the convertible security's predetermined conversion price is about the same as the price of the issuing company's common stock.

- Credit risk, which is the chance that an issuer will fail to pay interest or dividends on a convertible security in a timely manner. Companies that issue convertible securities are usually small-to-medium size, and they often lack top ratings for creditworthiness or credit quality. In addition, the credit rating of a company's convertible securities is generally lower than the rating of its conventional debt securities, since convertible securities are normally considered "junior" securities--that is, the company usually must pay interest on its conventional debt before it can make payments on its convertible securities.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based securities market index and a competitive funds index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2


             ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
             ----------------------------------------------------
                              1990          -8.18%
                              1991          34.34%
                              1992          19.00%
                              1993          13.54%
                              1994          -5.68%
                              1995          16.74%
                              1996          15.44%
                              1997          16.39%
                              1998           0.56%
                              1999          30.36%
             ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.65% (quarter ended December 31, 1999) and the lowest return for a quarter was -16.01% (quarter ended September 30, 1990).

      --------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      --------------------------------------------------------------------
                                              1 YEAR   5 YEARS   10 YEARS
      --------------------------------------------------------------------
      Vanguard Convertible Securities Fund     30.36%   15.51%    12.45%
      CS First Boston Convertible Securities   42.28    20.08     14.84
       Index
      Average Convertible Securities Fund*     31.14    17.42     12.98
      --------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      --------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.50%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.55%

3

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Convertible Securities Fund's expense ratio in fiscal year 1999 was 0.55%, or $5.50 per $1,000 of average net assets. The average convertible securities mutual fund in 1999 had expenses of 1.53%, or $15.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a Fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

--------------------------------------------------------------------------------

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $56         $176       $307          $689
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               MINIMUM INITIAL INVESTMENT
Dividends are distributed quarterly in    $3,000; $1,000 for IRAs and custodial
March, June, September, and December;     accounts for minors
capital gains, if any, are distributed
in December                               NEWSPAPER ABBREVIATION
                                          Convrt
INVESTMENT ADVISER
Oaktree Capital Management LLC, Los       VANGUARD FUND NUMBER
Angeles, Calif., since 1996               082

INCEPTION DATE                            CUSIP NUMBER
June 17, 1986                             922023106

NET ASSETS AS OF NOVEMBER 30, 1999        TICKER SYMBOL
$180 million                              VCVSX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard Convertible Securities Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock and bond markets.

     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.


WHO SHOULD INVEST

The Fund may be a suitable investment for you if:

- You are seeking higher current income than is normally available from common stocks and greater potential for long-term growth of capital than is normally available from corporate bonds.

- You wish to add a convertible securities fund to your existing holdings, which could include other stock, bond, money market, and tax-exempt investments.

- You are willing to tolerate sharp, sometimes sudden fluctuations in the value of your investment. In the past, price fluctuations for convertible securities have been wider than those for bonds but not as wide as those for stocks.

5

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

     The Fund has adopted the following policies, among others, to discourage short-term trading:

- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

-    The Fund reserves the right to stop offering shares at any time.

PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective--current income along with long-term growth of capital. It also explains how the adviser implements these strategies.The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders.

     In addition, this section discusses several important risks--interest rate risk, stock market risk, credit risk, and manager risk--faced by investors in the Fund.

MARKET EXPOSURE

Under normal circumstances, the Fund will invest at least 80% of its assets in convertible securities. These securities include corporate bonds and preferred stocks that are convertible into common stock, as well as debt securities with warrants (which permit their owners to buy a specific number of stock shares at a predetermined price) or common stock attached.

     The remaining 20% of the Fund's assets may be invested in non-convertible corporate or U.S. government debt securities, common stocks, or money market instruments.

[FLAG]  BECAUSE   CONVERTIBLE   SECURITIES  PERFORM  LIKE  BONDS  UNDER  CERTAIN
     CONDITIONS, THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT THE MARKET VALUE OF THE FUND'S SHARES WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES.

6

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             CONVERTIBLE SECURITIES

Convertible securities are "hybrid" securities--that is, they have some characteristics of bonds and some of common stocks. Like a bond (or some preferred stocks), a convertible security typically pays a fixed rate of interest (or dividends) and promises to repay principal at a given date in the future. However, an investor can exchange the convertible security for a specific number of shares of the issuing company's common stock, at a "conversion price" specified at the time the convertible security is issued. Accordingly, the value of the convertible security increases (or decreases) as the price of the underlying common stock increases (or decreases). Convertible securities typically pay income yields that are higher than the dividend yield of the issuer's common stock, but lower than the yield of the issuer's debt securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

     When a convertible security's predetermined conversion price is much higher than the price of the issuing company's common stock, the convertible security takes on the characteristics of a bond. At such times, the price of the security will move in the opposite direction of interest rates.

     In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     To illustrate the volatility of bond prices, the following table shows the effect of both a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.


--------------------------------------------------------------------------------
                    HOW INTEREST RATE CHANGES AFFECT THE
                           VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1,023        $956        $1,046
Intermediate-Term (10 years)   932         1,074         870         1,156
Long-Term (20 years)           901         1,116         816         1,251
--------------------------------------------------------------------------------
*Assumes a 7% yield
-------------------------------------------------------------------------------

7

     These figures are intended to illustrate interest rate risk; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

[FLAG] BECAUSE  PRICES OF THE  FUND'S  CONVERTIBLE  HOLDINGS  MAY  FLUCTUATE  IN
     RESPONSE TO PRICE CHANGES IN THE UNDERLYING COMMON STOCKS, THE FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     When a convertible security's predetermined conversion price is about the same as the price of the issuing company's common stock, the convertible security tends to behave like a common stock. In such a case, the security's price may exhibit the volatility that is characteristic of common stocks.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

------------------------------------------------------
       U.S. STOCK MARKET RETURNS (1926-1999)

------------------------------------------------------
                 1 YEAR  5 YEARS  10 YEARS   20 YEARS
------------------------------------------------------
Best              54.2%   28.6%    19.9%      17.9%
Worst            -43.1   -12.4     -0.9        3.1
Average           13.2    11.0     11.1       11.1
------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

SECURITY SELECTION

Oaktree Capital Management, LLC (Oaktree), adviser to the Fund, generally selects convertible securities that offer attractive yields and were issued by companies with above-average growth potential. In general, each security selected for the Fund will, in Oaktree's opinion, be priced at a reasonable premium relative to the price at which it can be converted into common stock. Oaktree typically will sell a security when the security approaches its conversion price, or if a security is no longer as attractive as an alternate investment.

[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     Companies that issue convertible securities often do not have high credit ratings. In addition, the credit rating of a company's convertible securities is typically lower than the rating

8


of the company's conventional debt securities, since convertible securities are normally considered "junior" securities--that is, the company usually must pay interest on its conventional debt before it can make payments on its convertible securities.

     The Fund invests primarily in convertible securities that are rated B, Ba, or Baa by Moody's Investors Service or B, BB, or BBB by Standard and Poor's Corporation. Reflecting the universe of convertible securities, most of the Fund's rated holdings are below investment-grade. The Fund may also invest in nonrated securities that, in the opinion of the adviser, are equivalent in quality to rated securities eligible for purchase by the Fund. Therefore, credit risk is greater for the Fund than for funds that invest in higher-grade bonds.

     The Fund is generally managed without regard to tax ramifications.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK,  WHICH IS THE  POSSIBILITY  THAT THE
     ADVISER MAY DO A POOR JOB OF SELECTING STOCKS.

TURNOVER RATE

Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about 135%. (A turnover rate of 100% occurs, for example, when a Fund sells and replaces securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of November 30, 1999, the average turnover rate for all convertible securities funds was approximately 113%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in convertible securities, the Fund may make certain other kinds of investments to achieve its objective.

     The Fund may invest up to 20% of its assets in foreign securities that are denominated in U.S. dollars. These securities may be traded in U.S. or foreign markets. To the extent that it owns dollar-denominated foreign stocks, the Fund is subject to country risk, which is the possibility that political events (such as a war), financial problems (such as government default or currency devaluation), or natural disasters (such as an earthquake) will weaken a country's economy and cause securities issued by companies in that country to lose value.

     The Fund may also invest, to a limited extent, in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

9

     The reasons for which the Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

     The Fund may temporarily depart from its normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

10

INVESTMENT ADVISER

The Fund employs Oaktree Capital Management, LLC, 333 South Grand Avenue, 28th Floor, Los Angeles, CA, 90071 as its investment adviser. Oaktree manages the Fund subject to the control of the Trustees and officers of the Fund.

     Oaktree's advisory fee is paid quarterly. This fee is based on certain annual percentage rates applied to the Fund's average month-end assets for each quarter.

     For the fiscal year ended November 30, 1999, the fee paid to Oaktree represented an effective annual rate of 0.41% of the Fund's average net assets before a decrease of 0.22% based on performance.

     In addition, Oaktree's advisory fee is increased or decreased, based on the cumulative investment performance of the Fund as compared to the cumulative total return of the Credit Suisse (CS) First Boston Convertible Securities Index. Under this fee arrangement, Oaktree's fee can be increased or decreased by as much as 50%.

     The Fund has authorized Oaktree to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions.

     In the interest of obtaining better execution of a transaction, Oaktree may choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution of a transaction, then Oaktree is authorized to choose a broker who, in addition to executing the transaction, will provide research services to Oaktree or the Fund. Also, the Fund may direct Oaktree to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     The Board of Trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser-- either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

Oaktree Capital Management, LLC, is an investment advisory firm founded in 1995. Oaktree focuses on certain specialized investment areas, including convertible securities. As of November 30, 1999, Oaktree managed more than $15 billion in assets.

The manager responsible for overseeing the implementation of Oaktree's strategy for Vanguard Convertible Securities Fund is:

LARRY W. KEELE, Principal and a Founder of Oaktree; has worked in investment management since 1981; has managed portfolio investments since 1983; B.A., Tennessee Tech University; M.B.A., University of South Carolina.
--------------------------------------------------------------------------------

11



DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  31%  of  any  taxable
distributions  or redemptions from your account if you do not:

-    provide us with your correct taxpayer identification number;

-    certify that the taxpayer identification number is correct; and

-    confirm that you are not subject to backup withholding.

12


Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.

     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is CONVRT.

13

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                   VANGUARD CONVERTIBLE SECURITIES FUND
                                          YEAR ENDED NOVEMBER 30,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $11.10      $13.01      $13.07      $12.03      $10.94
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .52         .52         .53         .43         .52
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           2.13        (.77)       1.17        1.29        1.26
                        --------------------------------------------------------
   Total from Investment
    Operations             2.65        (.25)       1.70        1.72        1.78
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.57)       (.54)       (.47)       (.54)       (.51)
 Distributions from
  Realized Capital
  Gains                      --       (1.12)      (1.29)       (.14)       (.18)
                        --------------------------------------------------------
   Total Distributions     (.57)      (1.66)      (1.76)       (.68)       (.69)
--------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF YEAR             $13.18      $11.10      $13.01      $13.07      $12.03
================================================================================

TOTAL RETURN             24.85%      -2.16%      14.81%      14.88%      17.10%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)          $180        $172        $189        $170        $172
 Ratio of Total
  Expenses to Average
  Net Assets              0.55%       0.73%       0.67%       0.69%       0.75%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.30%       4.36%       4.29%       3.43%       4.63%
 Turnover Rate             162%        186%        182%         97%         46%
================================================================================

14

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $11.10 per share. During the year, the Fund earned $0.52 per share from investment income (interest and dividends) and $2.13 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.57 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($2.65 per share) minus the distributions ($0.57 per share) resulted in a share price of $13.18 at the end of the year. This was an increase of $2.08 per share (from $11.10 at the beginning of the year to $13.18 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 24.85% for the year.

As of November 30, 1999, the Fund had $180 million in net assets. For the year, its expense ratio was 0.55% ($5.50 per $1,000 of net assets); and its net investment income amounted to 4.30% of its average net assets. It sold and replaced securities valued at 162% of its net assets.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

15

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?

     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.

     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
--------------------------------------------------------------------------------
VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOK]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD FUND EXPRESS(R) [BOOK]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
--------------------------------------------------------------------------------
VANGUARD DIVIDEND EXPRESS(TM) [BOOK]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOK]

Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.

--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER]

You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:

-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.

16


- Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP) TEXT TELEPHONE:
1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------

CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273

Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

17

BUYING SHARES

You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs).

add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES

The Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $2,500. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-82
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [TELEPHONE]
open a new account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

18

add to an existing account

Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account        Client Services
1-800-662-6273               1-800-662-2739

*You must obtain a Personal  Identification Number through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------

IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Convertible Securities Fund-82
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]

--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.

--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES

It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.

--------------------------------------------------------------------------------

19

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 21.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.

- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.

--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION

You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail.
     The Vanguard funds whose shares you cannot exchange online or by telephone are VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, you will receive a redemption check at your address of record.

--------------------------------------------------------------------------------
ONLINE REQUESTS [COMPUTER]
ACCESS VANGUARD at www.vanguard.com

You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).

--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours--to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

20

Vanguard Tele-Account        Client Services
1-800-662-6273               1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.

-    The  Personal   Identification   Number,   if  applicable   (for  instance,
     Tele-Account).

     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON  UNUSUAL  CIRCUMSTANCES

Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.

--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
-    Traditional IRAs and Roth IRAs--call Client Services.
- SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

21

For clients of Vanguard's Institutional Division ...

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds in one of three ways: check, exchange to another Vanguard fund, or Fund Express Redemption.

--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.

--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or members firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.

22

--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES
Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815
--------------------------------------------------------------------------------

ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 1110                455 Devon Park Drive
Valley Forge, PA 19482-1110  Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:         Express or Registered mail to:
The Vanguard Group           The Vanguard Group
P.O. Box 2900                455 Devon Park Drive
Valley Forge, PA 19482-2900  Wayne, PA 19087-1815

23

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.

     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.

--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in January and July for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK]

Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.

--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CONVERTIBLE SECURITIES
Hybrid securities, combining the investment characteristics of both bonds and common stocks. Like a bond (or preferred stock), a convertible security pays a fixed income rate (dividend), but may be converted into common stock at a specific price or conversion rate.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Convertible Securities
Fund, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA
19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-4627

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P082N-03/17/2000

                                                          VANGUARD(R)
                                                          CONVERTIBLE
                                                          SECURITIES FUND

                                                          Participant Prospectus
                                                          March 17, 2000

This prospectus contains
financial data for the
Fund through the
fiscal year ended
November 30, 1999


                                                        [A MEMBER OF
                                                        THE VANGUARD GROUP LOGO]

VANGUARD CONVERTIBLE SECURITIES FUND
Participant Prospectus

March 17, 2000

--------------------------------------------------------------------------------
    CONTENTS
--------------------------------------------------------------------------------
  1 FUND PROFILE                          10 DIVIDENDS, CAPITAL GAINS, AND TAXES

  4 ADDITIONAL INFORMATION                11 SHARE PRICE

  4 A WORD ABOUT RISK                     12 FINANCIAL HIGHLIGHTS

  4 WHO SHOULD INVEST                     14 INVESTING WITH VANGUARD

  5 PRIMARY INVESTMENT STRATEGIES         15 ACCESSING FUND INFORMATION BY
                                             COMPUTER
  9 THE FUND AND VANGUARD
                                          GLOSSARY (inside back cover)
 10 INVESTMENT ADVISER
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the objective, risks, and strategies of Vanguard Convertible Securities Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IMPORTANT NOTE

This prospectus is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
-------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Convertible Securities Fund.

INVESTMENT OBJECTIVE

The Fund seeks to provide current income and long-term growth of capital.

INVESTMENT STRATEGIES

The Fund invests mainly in convertible securities, which are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock, as well as debt securities with warrants attached. Convertible securities tend to have credit ratings that are below investment-grade.

PRIMARY RISKS

THE FUND IS SUBJECT TO SEVERAL RISKS, ANY OF WHICH COULD CAUSE INVESTORS TO LOSE MONEY. These include:

- Interest rate risk, which is the chance that prices of convertible securities will decline over short or even long periods due to rising interest rates. The market value of a convertible security is particularly sensitive to changes in interest rates when the convertible security's predetermined conversion price is much higher than the price of the issuing company's common stock.

- Stock market risk, which is the chance that prices of convertible securities will decline over short or even long periods due to a general decline in the stock market. The market value of a convertible security is particularly sensitive to changes in the price of the issuer's common stock when the convertible security's predetermined conversion price is about the same as the price of the issuing company's common stock.

- Credit risk, which is the chance that an issuer will fail to pay interest or dividends on a convertible security in a timely manner. Companies that issue convertible securities are usually small-to-medium size, and they often lack top ratings for creditworthiness or credit quality. In addition, the credit rating of a company's convertible securities is generally lower than the rating of its conventional debt securities, since convertible securities are normally considered "junior" securities--that is, the company usually must pay interest on its conventional debt before it can make payments on its convertible securities.

- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based securities market index and a competitive funds index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2


             ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
             ----------------------------------------------------
                              1990          -8.18%
                              1991          34.34%
                              1992          19.00%
                              1993          13.54%
                              1994          -5.68%
                              1995          16.74%
                              1996          15.44%
                              1997          16.39%
                              1998           0.56%
                              1999          30.36%
             ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.65% (quarter ended December 31, 1999) and the lowest return for a quarter was -16.01% (quarter ended September 30, 1990).

      --------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
      --------------------------------------------------------------------
                                              1 YEAR   5 YEARS   10 YEARS
      --------------------------------------------------------------------
      Vanguard Convertible Securities Fund     30.36%   15.51%    12.45%
      CS First Boston Convertible Securities   42.28    20.08     14.84
       Index
      Average Convertible Securities Fund*     31.14    17.42     12.98
      --------------------------------------------------------------------
      *Derived from data provided by Lipper Inc.
      --------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended November 30, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.50%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.05%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.55%

3

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Convertible Securities Fund's expense ratio in fiscal year 1999 was 0.55%, or $5.50 per $1,000 of average net assets. The average convertible securities mutual fund in 1999 had expenses of 1.53%, or $15.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a Fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

--------------------------------------------------------------------------------

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.


-------------------------------------------------
  1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------
   $56         $176       $307          $689
-------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                            THE COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

4

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Convrt
June, September, and December; capital gains,
if any, are distributed in December                VANGUARD FUND NUMBER
                                                   082
INVESTMENT ADVISER
Oaktree Capital Management LLC, Los Angeles,       CUSIP NUMBER
Calif., since 1996                                 922023106

INCEPTION DATE                                     TICKER SYMBOL
June 17, 1986                                      VCVSX

NET ASSETS AS OF NOVEMBER 30, 1999
$180 million

--------------------------------------------------------------------------------

A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard Convertible Securities Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations of the stock and bond markets.

     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.


WHO SHOULD INVEST

The Fund may be a suitable investment for you if:

- You are seeking higher current income than is normally available from common stocks and greater potential for long-term growth of capital than is normally available from corporate bonds.

- You wish to add a convertible securities fund to your existing holdings, which could include other stock, bond, money market, and tax-exempt investments.

- You are willing to tolerate sharp, sometimes sudden fluctuations in the value of your investment. In the past, price fluctuations for convertible securities have been wider than those for bonds but not as wide as those for stocks.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             COSTS AND MARKET-TIMING

Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
--------------------------------------------------------------------------------

5

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

     The Fund has adopted the following policies, among others, to discourage short-term trading:

- The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- There is a limit on the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).

-    The Fund reserves the right to stop offering shares at any time.

PRIMARY INVESTMENT STRATEGIES

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objective--current income along with long-term growth of capital. It also explains how the adviser implements these strategies.The Fund's Board of Trustees oversees the management of the Fund, and may change the investment strategies in the interest of shareholders.

     In addition, this section discusses several important risks--interest rate risk, stock market risk, credit risk, and manager risk--faced by investors in the Fund.

MARKET EXPOSURE

Under normal circumstances, the Fund will invest at least 80% of its assets in convertible securities. These securities include corporate bonds and preferred stocks that are convertible into common stock, as well as debt securities with warrants (which permit their owners to buy a specific number of stock shares at a predetermined price) or common stock attached.

     The remaining 20% of the Fund's assets may be invested in non-convertible corporate or U.S. government debt securities, common stocks, or money market instruments.

[FLAG]  BECAUSE   CONVERTIBLE   SECURITIES  PERFORM  LIKE  BONDS  UNDER  CERTAIN
     CONDITIONS, THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT THE MARKET VALUE OF THE FUND'S SHARES WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES.

6

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             CONVERTIBLE SECURITIES

Convertible securities are "hybrid" securities--that is, they have some characteristics of bonds and some of common stocks. Like a bond (or some preferred stocks), a convertible security typically pays a fixed rate of interest (or dividends) and promises to repay principal at a given date in the future. However, an investor can exchange the convertible security for a specific number of shares of the issuing company's common stock, at a "conversion price" specified at the time the convertible security is issued. Accordingly, the value of the convertible security increases (or decreases) as the price of the underlying common stock increases (or decreases). Convertible securities typically pay income yields that are higher than the dividend yield of the issuer's common stock, but lower than the yield of the issuer's debt securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.
--------------------------------------------------------------------------------

     When a convertible security's predetermined conversion price is much higher than the price of the issuing company's common stock, the convertible security takes on the characteristics of a bond. At such times, the price of the security will move in the opposite direction of interest rates.

     In the past, bond investors have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     To illustrate the volatility of bond prices, the following table shows the effect of both a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.


--------------------------------------------------------------------------------
                    HOW INTEREST RATE CHANGES AFFECT THE
                           VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                           AFTER A 1%   AFTER A 1%   AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)     INCREASE     DECREASE     INCREASE      DECREASE
-------------------------------------------------------------------------------
Short-Term (2.5 years)        $978        $1,023        $956        $1,046
Intermediate-Term (10 years)   932         1,074         870         1,156
Long-Term (20 years)           901         1,116         816         1,251
--------------------------------------------------------------------------------
*Assumes a 7% yield
-------------------------------------------------------------------------------

7

     These figures are intended to illustrate interest rate risk; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.

[FLAG] BECAUSE  PRICES OF THE  FUND'S  CONVERTIBLE  HOLDINGS  MAY  FLUCTUATE  IN
     RESPONSE TO PRICE CHANGES IN THE UNDERLYING COMMON STOCKS, THE FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     When a convertible security's predetermined conversion price is about the same as the price of the issuing company's common stock, the convertible security tends to behave like a common stock. In such a case, the security's price may exhibit the volatility that is characteristic of common stocks.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

------------------------------------------------------
       U.S. STOCK MARKET RETURNS (1926-1999)

------------------------------------------------------
                 1 YEAR  5 YEARS  10 YEARS   20 YEARS
------------------------------------------------------
Best              54.2%   28.6%    19.9%      17.9%
Worst            -43.1   -12.4     -0.9        3.1
Average           13.2    11.0     11.1       11.1
------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

SECURITY SELECTION

Oaktree Capital Management, LLC (Oaktree), adviser to the Fund, generally selects convertible securities that offer attractive yields and were issued by companies with above-average growth potential. In general, each security selected for the Fund will, in Oaktree's opinion, be priced at a reasonable premium relative to the price at which it can be converted into common stock. Oaktree typically will sell a security when the security approaches its conversion price, or if a security is no longer as attractive as an alternate investment.

[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     Companies that issue convertible securities often do not have high credit ratings. In addition, the credit rating of a company's convertible securities is typically lower than the rating

8


of the company's conventional debt securities, since convertible securities are normally considered "junior" securities--that is, the company usually must pay interest on its conventional debt before it can make payments on its convertible securities.

     The Fund invests primarily in convertible securities that are rated B, Ba, or Baa by Moody's Investors Service or B, BB, or BBB by Standard and Poor's Corporation. Reflecting the universe of convertible securities, most of the Fund's rated holdings are below investment-grade. The Fund may also invest in nonrated securities that, in the opinion of the adviser, are equivalent in quality to rated securities eligible for purchase by the Fund. Therefore, credit risk is greater for the Fund than for funds that invest in higher-grade bonds.

     The Fund is generally managed without regard to tax ramifications.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK,  WHICH IS THE  POSSIBILITY  THAT THE
     ADVISER MAY DO A POOR JOB OF SELECTING STOCKS.

TURNOVER RATE

Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long the securities have been held. The Fund's average turnover rate for the past five years has been about 135%. (A turnover rate of 100% occurs, for example, when a Fund sells and replaces securities valued at 100% of its net assets within a one-year period.)

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of November 30, 1999, the average turnover rate for all convertible securities funds was approximately 113%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS

Besides investing in convertible securities, the Fund may make certain other kinds of investments to achieve its objective.

     The Fund may invest up to 20% of its assets in foreign securities that are denominated in U.S. dollars. These securities may be traded in U.S. or foreign markets. To the extent that it owns dollar-denominated foreign stocks, the Fund is subject to country risk, which is the possibility that political events (such as a war), financial problems (such as government default or currency devaluation), or natural disasters (such as an earthquake) will weaken a country's economy and cause securities issued by companies in that country to lose value.

     The Fund may also invest, to a limited extent, in stock futures and options contracts, which are traditional types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. This Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets.

9

     The reasons for which the Fund will invest in futures and options are:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

     The Fund may temporarily depart from its normal investment policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Futures and options are derivatives that have been trading on regulated exchanges for more than two decades. These "traditional" derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. It is these characteristics that differentiate futures and options from the relatively new types of derivatives. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $530 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

10

INVESTMENT ADVISER

The Fund employs Oaktree Capital Management, LLC, 333 South Grand Avenue, 28th Floor, Los Angeles, CA, 90071 as its investment adviser. Oaktree manages the Fund subject to the control of the Trustees and officers of the Fund.

     Oaktree's advisory fee is paid quarterly. This fee is based on certain annual percentage rates applied to the Fund's average month-end assets for each quarter.

     For the fiscal year ended November 30, 1999, the fee paid to Oaktree represented an effective annual rate of 0.41% of the Fund's average net assets before a decrease of 0.22% based on performance.

     In addition, Oaktree's advisory fee is increased or decreased, based on the cumulative investment performance of the Fund as compared to the cumulative total return of the Credit Suisse (CS) First Boston Convertible Securities Index. Under this fee arrangement, Oaktree's fee can be increased or decreased by as much as 50%.

     The Fund has authorized Oaktree to choose brokers or dealers to handle the purchase and sale of securities for the Fund, and to get the best available price and most favorable execution from these brokers with respect to all transactions.

     In the interest of obtaining better execution of a transaction, Oaktree may choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution of a transaction, then Oaktree is authorized to choose a broker who, in addition to executing the transaction, will provide research services to Oaktree or the Fund. Also, the Fund may direct Oaktree to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     The Board of Trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

Oaktree Capital Management, LLC, is an investment advisory firm founded in 1995. Oaktree focuses on certain specialized investment areas, including convertible securities. As of November 30, 1999, Oaktree managed more than $15 billion in assets.

The manager responsible for overseeing the implementation of Oaktree's strategy for Vanguard Convertible Securities Fund is:

LARRY W. KEELE, Principal and a Founder of Oaktree; has worked in investment management since 1981; has managed portfolio investments since 1983; B.A., Tennessee Tech University; M.B.A., University of South Carolina.
--------------------------------------------------------------------------------




DIVIDENDS, CAPITAL GAINS, AND TAXES

The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income

11


dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December.

     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:


                     TOTAL ASSETS - LIABILITIES
NET ASSET VALUE = --------------------------------
                    NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.

     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.

     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is CONVRT.

12

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                   VANGUARD CONVERTIBLE SECURITIES FUND
                                          YEAR ENDED NOVEMBER 30,
                        --------------------------------------------------------
                           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR       $11.10      $13.01      $13.07      $12.03      $10.94
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income      .52         .52         .53         .43         .52
 Net Realized and
  Unrealized Gain (Loss)
  on Investments           2.13        (.77)       1.17        1.29        1.26
                        --------------------------------------------------------
   Total from Investment
    Operations             2.65        (.25)       1.70        1.72        1.78
                        --------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net
  Investment Income        (.57)       (.54)       (.47)       (.54)       (.51)
 Distributions from
  Realized Capital
  Gains                      --       (1.12)      (1.29)       (.14)       (.18)
                        --------------------------------------------------------
   Total Distributions     (.57)      (1.66)      (1.76)       (.68)       (.69)
--------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF YEAR             $13.18      $11.10      $13.01      $13.07      $12.03
================================================================================

TOTAL RETURN             24.85%      -2.16%      14.81%      14.88%      17.10%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of
  Year (Millions)          $180        $172        $189        $170        $172
 Ratio of Total
  Expenses to Average
  Net Assets              0.55%       0.73%       0.67%       0.69%       0.75%
 Ratio of Net
  Investment Income to
  Average Net Assets      4.30%       4.36%       4.29%       3.43%       4.63%
 Turnover Rate             162%        186%        182%         97%         46%
================================================================================

13

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal 1999 with a net asset value (price) of $11.10 per share. During the year, the Fund earned $0.52 per share from investment income (interest and dividends) and $2.13 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.57 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($2.65 per share) minus the distributions ($0.57 per share) resulted in a share price of $13.18 at the end of the year. This was an increase of $2.08 per share (from $11.10 at the beginning of the year to $13.18 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 24.85% for the year.

As of November 30, 1999, the Fund had $180 million in net assets. For the year, its expense ratio was 0.55% ($5.50 per $1,000 of net assets); and its net investment income amounted to 4.30% of its average net assets. It sold and replaced securities valued at 162% of its net assets.

--------------------------------------------------------------------------------

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

14

INVESTING WITH VANGUARD

The Fund is an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.

- If you have any questions about the Fund or Vanguard, including those about the Fund's investment objective, strategies, or risks, contact Vanguard's Participant Services Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS

Contributions, exchanges, or redemptions of the Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next-determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value.

EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

     Before making an exchange to or from another fund available in your plan, consider the following:

- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Make sure to read that fund's prospectus. Contact Participant Services, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

15

ACCESSING FUND INFORMATION BY COMPUTER

--------------------------------------------------------------------------------
VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
--------------------------------------------------------------------------------

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

CONVERTIBLE SECURITIES
Hybrid securities, combining the investment characteristics of both bonds and common stocks. Like a bond (or preferred stock), a convertible security pays a fixed income rate (dividend), but may be converted into common stock at a specific price or conversion rate.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                    [THE VANGUARD GROUP(R) LOGO]

                                                    Post Office Box 2600
                                                    Valley Forge, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about
Vanguard Convertible Securities
Fund, the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Fund's investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Fund.

The current annual and semiannual
reports and the SAI are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT SERVICES CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM


INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-800-SEC-0330. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-4627

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I082N-03/17/2000

                                     PART B

                      VANGUARD CONVERTIBLE SECURITIES FUND
                                   (THE FUND)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 17, 2000

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus (dated March 17, 2000). To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Fund's financial statements as hereby incorporated by reference, please call:

                         INVESTOR INFORMATION DEPARTMENT
                                 1-800-662-7447

                               TABLE OF CONTENTS

DESCRIPTION OF THE FUND......................................................B-1
FUNDAMENTAL INVESTMENT LIMITATIONS...........................................B-3
PURCHASE OF SHARES...........................................................B-4
REDEMPTION OF SHARES.........................................................B-4
MANAGEMENT OF THE FUND.......................................................B-5
INVESTMENT ADVISORY SERVICES.................................................B-8
PORTFOLIO TRANSACTIONS......................................................B-10
INVESTMENT POLICIES.........................................................B-11
FINANCIAL STATEMENTS........................................................B-16
YIELD AND TOTAL RETURN......................................................B-16
SHARE PRICE.................................................................B-18
COMPARATIVE INDEXES.........................................................B-19
APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS.............................B-22

                            DESCRIPTION OF THE FUND

ORGANIZATION

The Fund was organized as a Maryland corporation in 1986, and was reorganized as a Delaware business trust in June 1998. The Fund is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end diversified management investment company. There is no limit on the number of full and fractional shares that the Fund may issue.

SERVICE PROVIDERS

     CUSTODIAN. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the Fund's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The accountants audit financial statements for the Fund and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Fund's  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUND'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of its assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Fund is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The Fund's shareholders are entitled to receive any dividends or other distributions declared by the Fund. No shares have priority or preference over any other shares with respect to dividends or distributions of the Fund. All dividends and distributions will be paid ratably to all Fund shareholders according to the number of Fund shares held by shareholders on the record date.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or fund; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Fund shareholders receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. Voting rights are non-cumulative and cannot be modified without a majority vote.

  LIQUIDATION RIGHTS. If the Fund is liquidated, each shareholder will be entitled to receive, based on the number of shares held, a pro rata share of the Fund's assets that remain after satisfaction of all liabilities. Shareholders may receive cash, securities, or a combination of the two.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Fund's shares.

     CONVERSION RIGHTS. There are no conversion rights associated with the Fund's shares.

     REDEMPTION  PROVISIONS.  The Fund's redemption  provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Fund has no sinking fund provisions.

     CALLS OR ASSESSMENT. The Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUND

The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of the Fund's shares means shares representing the lesser of: (i) 67% or more of the votes cast to approve a change, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) more than 50% of the Fund's net asset value.

     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments if its outstanding borrowings exceed 5% of net assets.

     COMMODITIES AND OPTIONS. The Fund may not invest in commodities, except that it may invest in stock futures contracts, options, and options on futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government or its agencies or instrumentalities.

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. The Fund may not lend money to any person except (i) by purchasing bonds or other debt securities or by entering into repurchase agreements; (ii) by lending its portfolio securities; and (iii) to another Vanguard fund through Vanguard's interfund lending program.

     MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. The Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     None of these limitations prevents the Fund from participating in The Vanguard Group, Inc. (Vanguard). As a member of the Group, the Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Fund" for more information.

     Compliance with the investment limitations set forth above is measured at the time securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                               PURCHASE OF SHARES

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts (such as employee benefit plans) or under circumstances where certain economies can be achieved in sales of the Fund's shares.

TRADING SHARES THROUGH CHARLES SCHWAB

The Fund has authorized Charles Schwab & Co., Inc. (Schwab) to accept on its behalf purchase and redemption orders under certain terms and conditions. Schwab is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf subject to those terms and conditions. Under this arrangement, the Fund will be deemed to have received a purchase or redemption order when Schwab or, if applicable, Schwab's authorized designee, accepts the order in accordance with the Fund's instructions. Customer orders that are properly transmitted to the Fund by Schwab, or if applicable, Schwab's authorized designee, will be priced as follows:

          Orders received by Schwab before 3 p.m. Eastern time on any business day will be sent to Vanguard that day and your share price will be based on the Fund's net asset value calculated at the close of trading that day. Orders received by Schwab after 3 p.m. Eastern time will be sent to Vanguard on the following business day and your share price will be based on the Fund's net asset value calculated at the close of trading that day.

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment for redeemed shares (i) during any period that the New York Stock Exchange (the Exchange) is closed or trading on the Exchange is restricted, as determined by the Commission; (ii) during any period when an emergency exists, as defined by the Commission, as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or fairly determine the value of its assets; and (iii) for such other periods as the Commission may permit.

     The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by the Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.

                             MANAGEMENT OF THE FUND

OFFICERS AND TRUSTEES

The officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and choose its officers. The following is a list of the Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years. As a group, the Fund's Trustees and officers own less than 1% of the outstanding shares of the Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of Mr. Malkiel and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and officers of the Fund is Post Office Box 876, Valley Forge, PA 19482.




JOHN J. BRENNAN (DOB: 7/29/1954), Chairman, Chief Executive Officer, and Trustee* Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN (DOB: 1/25/1950), Trustee Vice President, Chief Information Officer, and member of the Executive Committee of Johnson and Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY (DOB: 5/7/1931), Trustee President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL (DOB: 8/28/1932), Trustee Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR. (DOB: 10/8/1941), Trustee Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (Machinery/Coal/ Appliances); and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JOHN C. SAWHILL (DOB: 6/12/1936), Trustee President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries, Inc. (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR. (DOB: 5/13/1931), Trustee Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (DOB: 3/2/1936), Trustee Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), and The Mead Corp. (Paper Products); and AmeriSource Health Corp.; and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY (DOB: 12/7/1938), Secretary* Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS (DOB: 5/21/1957), Treasurer* Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN (DOB: 9/4/1961), Controller* Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

* Officers of the Fund are "interested persons" as defined in the 1940 Act.

THE VANGUARD GROUP

Vanguard Convertible Securities Fund is a member of The Vanguard Group of Investment Companies. Through their jointly-owned subsidiary, The Vanguard Group, Inc., the Fund, and the other funds in the Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the Board of Trustees of each fund. In addition, each fund bears its own direct expenses such as legal, auditing, and custodian fees. In order to generate additional revenues and thereby reduce the funds' expenses, Vanguard also provides certain administrative services to other organizations.

     Vanguard adheres to a Code of Ethics established pursuant to Rule 17j-1 under the 1940 Act. The Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by persons associated with Vanguard. Under Vanguard's Code of Ethics certain officers and employees of Vanguard who are considered access persons are permitted to engage in personal securities transactions. However, such transactions are subject to procedures and guidelines similar to, and in many cases more restrictive than, those recommended by a blue ribbon panel of mutual fund industry executives.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds has invested in Vanguard are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may be called upon to invest up to 0.40% of its current assets in Vanguard; and (b) there is no other limitation on the dollar amount each Vanguard fund may contribute to Vanguard's capitalization. At November 30, 1999, the Convertible Securities Fund had contributed capital of $35,000 to Vanguard, representing 0.02% of the Fund's net assets and 0.04% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., provides all distribution and marketing activities for the funds in the Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of Vanguard. The Trustees and officers of Vanguard determine the amount to be spent annually on distribution activities, the manner and amount to be spent on each fund, and whether to organize new investment companies.

     One-half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon relative net assets. The remaining one-half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of all the funds as a Group; provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.02 of 1% of its average month-end net assets.

     During the fiscal years ended November 30, 1997, 1998, and 1999, the Fund incurred the following approximate amounts of The Vanguard Group's management (including transfer agency), distribution, and marketing expenses: $468,000, $529,000, and $535,000, respectively.

     INVESTMENT ADVISORY SERVICES. Vanguard provides investment advisory services to several Vanguard funds. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard. The compensation and other expenses of this staff are paid by the funds utilizing these services.

TRUSTEE COMPENSATION

The same individuals serve as Trustees of all Vanguard funds (with two exceptions, which are noted in the table appearing on page B-8), and each fund pays a proportionate share of the Trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by Vanguard, not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent Trustees--that is, the ones who are not also officers of the Fund--in three ways:

- The independent Trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled Board meetings.

- The independent Trustees are reimbursed for the travel and other expenses that they incur attending Board meetings.

- Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a Trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard funds.

                      VANGUARD CONVERTIBLE SECURITIES FUND
                          TRUSTEES' COMPENSATION TABLE


                                           PENSION OR                                 TOTAL
                         AGGREGATE         RETIREMENT                             COMPENSATION
                        COMPENSATION    BENEFITS ACCRUED     ESTIMATED ANNUAL   FROM ALL VANGUARD
                         FROM THIS      AS PART OF THESE      BENEFITS UPON       FUNDS PAID TO
 NAMES OF TRUSTEES        FUND(1)       FUND'S EXPENSES(1)      RETIREMENT         TRUSTEES(2)
--------------------------------------------------------------------------------------------------
John C. Bogle(3)           None               None                  None               None
John J. Brennan            None               None                  None               None
Barbara Barnes
 Hauptfuhrer(3)              $3                 $1               $15,000                 $0
JoAnn Heffernan Heisen      $36                 $2               $15,000            $80,000
Bruce K. MacLaury           $37                 $4               $12,000            $75,000
Burton G. Malkiel           $37                 $3               $15,000            $80,000
Alfred M. Rankin, Jr.       $36                 $2               $15,000            $80,000
John C. Sawhill             $36                 $3               $15,000            $80,000
James O. Welch, Jr.         $36                 $3               $15,000            $80,000
J. Lawrence Wilson          $36                 $2               $15,000            $80,000

(1) The amounts shown in this column are based on the Funds' fiscal year ended November 30, 1999.
(2) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 Vanguard funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury) for the 1999 calendar year.
(3) Mr. Bogle and Mrs. Hauptfuhrer have retired from the funds' Board, effective December 31, 1999 and December 31, 1998, respectively.

                          INVESTMENT ADVISORY SERVICES

The Fund has entered into an investment advisory agreement with Oaktree Capital Management, LLC (Oaktree) under which Oaktree manages the investment and reinvestment of the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. Oaktree discharges its responsibilities subject to the control of the Fund's officers and Trustees.

     Under the agreement, the Fund pays Oaktree an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets for the quarter (the Basic Fee):


NET ASSETS                               ANNUAL RATE
----------                               -----------
First $100 million ....................     0.425%
Next $100 million .....................     0.400%
Next $100 million .....................     0.375%
Next $100 million .....................     0.350%
Assets in excess of $400 million ......     0.325%

     Beginning November 30, 1997, the Basic Fee payment to Oaktree may be increased or decreased by a Performance Fee Adjustment (the Adjustment). The Adjustment is a percentage of the Basic Fee and changes proportionately with the investment performance of the Fund relative to the investment performance of the First Boston Convertible Securities Index (the Index). The following table sets forth the Adjustment of the Basic Fee payable by the Fund to Oaktree under the investment advisory agreement.

     The Adjustment will be calculated as follows, using data from the table below:

                                         PERFORMANCE FEE
                                         ADJUSTMENT AS A
CUMULATIVE PERFORMANCE OF THE FUND        PERCENTAGE OF
VS. THE INDEX FOR THE RELEVANT PERIOD       BASIC FEE
-------------------------------------    ---------------
-100% of Performance Factor or more ...       -50%
-1% to -99% of Performance Factor .....     0 to -50%
-0- ...................................         0
+1% to +99% of Performance Factor .....     0 to +50%
+100% of Performance Factor or more ...       +50%

     To calculate the Adjustment for a given quarter, (1) for the Relevant Period for that quarter as set forth in the following table (the Relevant Period), the difference between the investment performance of the Fund and the investment performance of the Index (the Performance Differential) will be calculated; (2) the Performance Differential will be compared to the Performance Factor specified by the table for that period to determine the extent to which an Adjustment is in order; and (3) the Adjustment will be the appropriate percentage of the Basic Fee* for an average quarter in that Relevant Period determined from the table above.

*For purposes of this calculation, the relevant Basic Fee is calculated by applying the quarterly rate against average assets over the relevant period for which performance is measured.

                                                               PERFORMANCE
QUARTER ENDING                          RELEVANT PERIOD       FACTOR (B.P.)
--------------                          ---------------       -------------
Before 11/30/1997                      --no adjustment--    --no adjustment--
11/30/1997                           12/1/1996-11/30/1997          67
2/28/1998                             12/1/1996-2/28/1998          83
5/31/1998                             12/1/1996-5/31/1998         100
8/31/1998                             12/1/1996-8/31/1998         117
11/30/1998                           12/1/1996-11/30/1998         133
2/28/1999                             12/1/1996-2/28/1999         150
5/31/1999                             12/1/1996-5/31/1999         167
8/31/1999                             12/1/1996-8/31/1999         183
11/30/1999                           12/1/1996-11/30/1999         200
After 11/30/1999                        prior 36 months           200

     The investment performance of the Fund for any given period, expressed as a percentage of its net asset value per share at the beginning of such period, shall be the sum of: (i) the change in the Fund's net asset value per share during such period; (ii) the value of the cash distributions per share accumulated to the end of such period; and (iii) the value of capital gains taxes per share paid or payable by the Fund on undistributed realized long-term capital gains accumulated to the end of such period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income, and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains, shall be treated as reinvested in shares of the Fund at the net asset value per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends, and taxes.

     The investment record of the Index for the period, expressed as a percentage of the Index level at the beginning of the period, shall be the sum of (i) the change in the level of the Index during the period and (ii) the value, computed consistently with the Index, of cash distributions having an ex-dividend date occurring within the period made by companies whose securities comprise the Index.

     During the fiscal years ended November 30, 1997, 1998, and 1999, the Fund incurred the following investment advisory fees:

                                                  1997         1998        1999
                                                  ----         ----        ----
Basic Fee .................................   $731,000     $770,000    $695,000
Increase or Decrease for Performance
Adjustment ................................    (91,000)      (3,000)   (369,000)
                                              ---------    ---------   ---------
Total                                         $640,000     $767,000    $326,000

     The investment advisory agreement has a term of one year. To be renewed for an additional one-year term, the agreement must be specifically approved by a vote of the Fund's Board of Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party. The agreement is automatically terminated if assigned, and may be terminated without penalty at any time (1) by vote of the Board of Trustees of the Fund on 60 days' written notice to Oaktree, or (2) by Oaktree upon 60 days' written notice to the Fund.

DESCRIPTION OF OAKTREE

Oaktree Capital Management, LLC specializes in selected niche investment markets. The founders of Oaktree formed the company in April 1995 after having managed convertible securities, distressed debt, and high yield bond accounts for Trust Company of the West (TCW) since 1985.

     Larry W. Keele, Principal and one of the five founders of Oaktree, serves as the Fund's manager. Mr. Keele is supported by research and other investment services provided by the professional staff of Oaktree. As of November 30, 1999, Oaktree managed approximately $15 billion.

                             PORTFOLIO TRANSACTIONS

The investment advisory agreement authorizes Oaktree (with the approval of the Fund's Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Fund and directs Oaktree to use its best efforts to obtain the best available price and most favorable execution as to all transactions for the Fund. Oaktree has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     In placing portfolio transactions, Oaktree will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information and provide other services in addition to execution services to the Fund and/or the adviser. Oaktree considers such information useful in the performance of its obligations under the agreement, but is unable to determine the amount by which such services may reduce its expenses.

     The investment advisory agreement also incorporates the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the Fund's Board of Trustees, the adviser may cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of the adviser to the Fund.

     Currently, it is the Fund's policy that Oaktree may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. Oaktree will only pay such higher commissions if it believes this to be in the best interest of the Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the adviser and/or the Fund. However, Oaktree has informed the Fund that it generally will not pay higher commission rates specifically for the purpose of obtaining research services.

     During the fiscal years ended November 30, 1997, 1998, and 1999 the Fund paid $41,776, $72,951, and $51,858 in brokerage commissions, respectively.

     Some securities considered for investment by the Fund may also be appropriate for other clients served by the adviser. If purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by the adviser are considered at or about the same time, transactions in such securities will be allocated among the Fund and such other clients in a manner deemed equitable by the adviser. Although there may be no specified formula for allocating such transactions, the allocation methods used and the results of such allocations will be subject to periodic review by the Fund's Board of Trustees.

                              INVESTMENT POLICIES

The following policies supplement the Fund's investment policies set forth in the Prospectus.

     FUTURES CONTRACTS AND OPTIONS. The Fund may enter into stock futures contracts, options, and options on futures contracts for the following reasons: to maintain cash reserves while simulating full investment, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold", "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin that may range upward from less that 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them.
Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the market value of the underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contract purchases will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the exposure of a Fund's income to fluctuations in the market value of the underlying securities, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     Restrictions on the Use of Futures Contracts. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     Risks Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Fund are engaged in only for hedging purposes, the investment adviser does not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by the Fund involves the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     Federal Tax Treatment of Futures Contracts. The Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     The Fund will  distribute  to  shareholders  annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the payments.

     FOREIGN INVESTMENTS. The Fund may invest up to 20% of its assets in securities of foreign companies. The Fund anticipates that all or virtually all of the foreign securities it owns will be U.S. dollar denominated. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     Currency Risk. Because the foreign securities owned by the Fund will be overwhelmingly U.S. dollar denominated, there will be little or no currency risk in the typical sense--i.e., the value of the Fund's foreign securities will not fluctuate directly in response to changes in currency exchange rates. However, if the currency of an issuer's country decreases against the dollar, it could lead to a decrease in the value of the issuer's common stock in dollar terms. That, in turn, could negatively affect the value of a dollar-denominated security that is convertible into the issuer's common stock.

     Country Risk. As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the value of securities issued by companies in those countries.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stock) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     The Fund may invest in restricted, privately placed securities that, under securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by the Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's Board of Trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the 1933
Act). While the Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     REPURCHASE AGREEMENTS. The Fund, either alone or together with other members of the Vanguard Group, may invest in repurchase agreements with commercial banks, brokers, or dealers, either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Fund's Board of Trustees monitors repurchase agreement transactions generally and has established guidelines and standards for a review by the investment adviser of the creditworthiness of any bank, broker, or dealer that is a counterparty to a repurchase agreement.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

     LENDING OF SECURITIES. The Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules and Regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities the Fund may lend to 33/1//3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities, and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Trustees.

     At present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the loaned securities, the loan must be called and the securities voted.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Fund to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     TEMPORARY INVESTMENTS. The Fund may take temporary defensive measures that are inconsistent with the Fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions. Such measures could include investments in (a) highly liquid short-term fixed-income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and
(d) other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

                              FINANCIAL STATEMENTS

The Fund's Financial Statements for the year ended November 30, 1999, including the financial highlights for each of the five fiscal years in the period ended November 30, 1999, appearing in the Fund's 1999 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Fund's Annual Report to Shareholders, which may be obtained without charge.

                             YIELD AND TOTAL RETURN

The yield of the Fund for the 30-day period ended November 30, 1999 was 3.16%.

     The Fund's average annual total return for the one-, five-, and ten-year periods ended November 30, 1999 was 24.85%, 13.54%, and 11.54%, respectively.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares.

     Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)/1/N/ -1

Where:

T    =average annual total return
P    =a hypothetical initial investment of $1,000
n    =number of years
ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the after-tax value, according to the following formulas:

                                P (1+T)/N/ = ATV

Where:

P    =a hypothetical initial payment of $1,000
T    =average annual after-tax total return
n    =number of years
ATV =after-tax value at the end of the 1-, 5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods

Instructions.

1.Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2.Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3.Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.State the total return quotation to the nearest hundredth of one percent.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P)-1

Where:

C    =cumulative total return
P    =a hypothetical initial investment of $1,000
ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)/6/-1]

Where:

a    =dividends and interest earned during the period
b    =expenses accrued for the period (net of reimbursements)
c    =the average daily number of shares outstanding during the period that were entitled to receive dividends
d    =the maximum offering price per share on the last day of the period

                                  SHARE PRICE

The Fund's share price, or "net asset value" per share, is calculated by dividing the Fund's total assets, less all liabilities, by the total number of shares outstanding. The net asset value is determined as of the close of the Exchange, generally 4:00 p.m. Eastern time, on each day that the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (including those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. If such a security is not traded on a valuation date, it will be valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short term instruments (those with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for the Fund can be found daily in the mutual fund listings of most major newspapers under the heading of Vanguard Funds.

                              COMPARATIVE INDEXES

Each  of  the  investment  company  members  of  Vanguard,   including  Vanguard
Convertible Securities Fund, may, from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard & Poor's 500 Composite Stock Price Index with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE  5000  EQUITY   INDEX--consists   of  more  than  7,000  common  equity
securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 EQUITY INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard & Poor's 500 Index.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than one year and with more than $25 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG-TERM CORPORATE BOND INDEX--is a subset of the Lehman Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than ten years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current-coupon high grade general-obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high grade, noncallable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

COMPOSITE INDEX--65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard & Poor's Telephone Index).

LEHMAN  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains over 4,000 individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated Baa- or better. The Index has a market value of approximately $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of approximately $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities of ten or more years. The index has a market value of over $1.1 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) INVESTMENT GRADE DEBT INDEX--is a market weighted index that contains all investment grade corporate debt securities with maturities of one to five years. The index has a market value of approximately $175 billion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) U.S. TREASURY INDEX-- is a market weighted index that contains all U.S. Treasury securities with maturities of one to five years. The index has a market value of approximately $1.1 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) U.S. GOVERNMENT INDEX--is a market weighted index that contains all U.S. Government agency and Treasury securities with maturities of one to five years. The index has a market value of approximately $1.3 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) U.S. TREASURY INDEX--is a market weighted index that contains all U.S. Treasury securities with maturities of five to ten years. The index has a market value of approximately $800 billion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) INVESTMENT GRADE DEBT INDEX--is a market weighted index that contains all investment grade debt securities with maturities of five to ten years. The index has a market value of approximately $225 billion.

LIPPER SMALL COMPANY GROWTH FUND AVERAGE--the average performance of small company growth funds as defined by Lipper Inc. Lipper defines a small company growth fund as a fund that by prospectus or in practice limits its investments to companies on the basis of the size of the company. From time to time, Vanguard's advertisements may refer to the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the Funds that constituted the group at its inception).

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED-INCOME FUND AVERAGE--an industry benchmark of average fixed-income funds with similar investment objectives and policies, as measured by Lipper Inc.

RUSSELL 3000 INDEX--consists of approximately the 3,000 largest stocks of U.S.-domiciled companies commonly traded on the New York and American Stock Exchanges or the NASDAQ over-the-counter market, accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2000 STOCK INDEX--consists of the smallest 2,000 stocks within the Russell 3000; a widely used benchmark for small capitalization common stocks.

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

FIRST BOSTON CONVERTIBLE SECURITIES INDEX--Established as a performance benchmark in 1982, the Index is valued monthly and generally includes 250 to 300 issues of convertible securities rated B- or better by Standard & Poor's, and a predominant proportion of the market capitalization of the total value of all convertible securities.

                APPENDIX--DESCRIPTION OF SECURITIES AND RATINGS


Excerpts from Moody's Investors Service, Inc. (Moody's) description of its bond ratings:

  AAA--Judged to be the best quality. They carry the smallest degree of investment risk.

  AA--Judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

  A--Possess many favorable investment attributes and are to be considered as "upper medium grade obligations".

  BAA--Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

  BA--Judged to have speculative elements; their future cannot be considered as well assured.

  B--Generally lack characteristics of the desirable investment;

  CAA--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA--Speculative in a high degree; often in default.

  C--Lowest rated class of bonds; regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Corporation description of its four highest bond ratings:

  AAA--Highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

  AA--Also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

  A--Regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB--Regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment.

  BB, B, CCC, CC--Predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation. BB indicates the lowest degree of speculation and CC the highest.

     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.



                                                               SAI082-03/17/2000

                                     PART C

                      VANGUARD CONVERTIBLE SECURITIES FUND

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Declaration of Trust**
(b)  By-Laws**
(c)  Not applicable
(d)  Investment Advisory Contract**
(e)  Not applicable
(f) Reference is made to the section entitled "Management of the Fund" in the Registrant's Statement of Additional Information
(g)  Custodian Agreement**
(h)  Amended and Restated Funds' Service Agreement**
(i)  Legal Opinion**
(j)  Consent of Independent Accountants*
(k)  Not Applicable
(l)  Not Applicable
(m)  Not Applicable
(n)  Not Applicable
(o)  Not Applicable

--------------------
  * Filed herewith
 ** Previously filed

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Oaktree Capital Management, LLC. (Oaktree), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Adviser Act). The list required by this Item 26 of officers and partners of Oaktree, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Oaktree pursuant to the Advisers Act (SEC File No. 801-48923).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)  Not Applicable
(b)  Not Applicable
(c)  Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodian, First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19109.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 25th day of February, 2000.

                                         VANGUARD CONVERTIBLE SECURITIES FUND

                                   BY:__________________________________________
                                                      (signature)
                                                     (HEIDI STAM)
                                                    JOHN J. BRENNAN*
                                         CHAIRMAN AND CHIEF EXECUTIVE OFFICER

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                     TITLE                           DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      February 25, 2000
   ---------------------------  Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ JOANN HEFFERNAN HEISEN Trustee                         February 25, 2000
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BRUCE K. MACLAURY      Trustee                         February 25, 2000
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*

By:/S/ BURTON G. MALKIEL      Trustee                         February 25, 2000
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.  Trustee                         February 25, 2000
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ JOHN C. SAWHILL        Trustee                         February 25, 2000
   ---------------------------
       (Heidi Stam)
      John C. Sawhill*

By:/S/ JAMES O. WELCH, JR.    Trustee                         February 25, 2000
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*

By:/S/ J. LAWRENCE WILSON     Trustee                         February 25, 2000
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         February 25, 2000
   ---------------------------  Financial Officer and
       (Heidi Stam)             Principal Accounting Officer
      Thomas J. Higgins*


*By Power of  Attorney.  See File Number  33-4424,  filed on January  25,  1999.
 Incorporated by Reference.

                                 EXHIBIT INDEX

Consent of Independent Accountants .....................................Ex-99.BJ